UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM 12b-25 NOTIFICATION OF LATE FILING	OMB APPROVAL OMB Number: 3235-0058 Expires: January 31, 2005 Estimated average burden hours per response .... 2.50 SEC FILE NUMBER 333-99589 333-99587 CUSIP NUMBER 404085AF9 404085AB8
(CHECK ONE):	☒ Form 10-K	☐ Form 20-F	☐ Form 11-K	☐ Form 10-Q	☐ Form N-SAR

	For Period Ended:	December 31, 2002
☐ Transition Report on Form 10-K
☐ Transition Report on Form 20-F
☐ Transition Report on Form 11-K
☐ Transition Report on Form 10-Q
☐ Transition Report on Form N-SAR
☐ Transition Report on Form N-SAR
For the Transition Period Ended:

Read Instruction (on back page) Before Preparing Form. Please Print or Type. Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

PART I — REGISTRANT INFORMATION
H&E EQUIPMENT SERVICES L.L.C. Full Name of Registrant
Not applicable. Former Name if Applicable
11100 Mead Road, Suite 200 Address of Principal Executive Office (Street and Number)
Baton Rouge, Louisiana 70816 City, State and Zip Code

PART II — RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

(a)	The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;
(b)	The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, 11-K or Form N-SAR, or portion thereof,
☒	will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report of transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and
(c)	The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III — NARRATIVE

State below in reasonable detail the reasons why Forms 10-K, 20-F, 11-K, 10-Q, N-SAR, or the transition report or portion thereof, could not be filed within the prescribed time period.

During the preparation of the audited consolidated financial statements for the year ended December 31, 2002, the Company discovered errors in certain accounts related to the timing of rental revenues for the years ended December 31, 1998 1999 and 2001. As a result, the Company is currently in the process of determining the potential restatement impact to its financial statements for the applicable prior periods along with the impact on the 2002 consolidated financial statements.

The Company believes it will be able to file its 2002 Form 10-K report on or before the fifteenth calendar day following the prescribed due date.

PART IV — OTHER INFORMATION

(1)	Name and telephone number of person to contact in regard to this notification

	Lindsay Jones (Name)	(801) (Area Code)	908-4322 (Telephone Number)

(2)	Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s).
☒ Yes ☐ No

(3)	Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?
☒ Yes ☐ No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

The Company currently estimates the impact of the restatement will decrease previously reported net income or loss (with corresponding applicable adjustments to unbilled receivables, deferred revenues, and members' equity) by $400,000 to $600,000 for the year ended December 31, 2001 and $1.0 million to $1.5 million for the years prior to the year ended December 31, 2000.

H&E EQUIPMENT SERVICES L.L.C. (Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date	March 31, 2003	By	/s/ Lindsay C. Jones
Name: Lindsay C. Jones Title: Chief Financial Officer
ATTENTION

Intentional misstatements or omissions of fact
constitute Federal Criminal Violations
(SEE 18 U.S.C. 1001).